Victory Funds

VictoryShares USAA MSCI USA Value Momentum ETF

VictoryShares USAA MSCI USA Small Cap Value Momentum ETF

VictoryShares USAA MSCI International Value Momentum ETF

VictoryShares USAA MSCI Emerging Markets Value Momentum ETF

(the “Funds”)

Supplement dated February 12, 2021

to the Prospectus and Summary Prospectuses dated November 1, 2020 (“Prospectuses”)

Effective February 12, 2021, Wasif Latif is no longer a Portfolio Manager for the Funds. All references to Mr. Latif are hereby removed.

If you wish to obtain more information, please call the Victory Funds at 866-376-7890.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.